Investment Strategy - Nicholas Crypto Income ETF	Jun. 10, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that primarily seeks capital appreciation, with a secondary objective of current income. The Fund’s strategy includes three components:

(i)	Equity Portfolio: holding equity shares of companies that have principal business activities in the “crypto asset” industry, referred to herein as “Crypto Industry Companies” (defined below);

(ii)	Crypto Portfolio: providing exposure to the share price (i.e., the price returns) of:

a.	select U.S.-listed exchange-traded funds (“ETFs”) and/or exchange-traded products (“ETPs”) that seek exposure to bitcoin, which is a crypto asset, and

b.	select U.S.-listed ETPs and ETFs that seek exposure to ether, which is also a crypto asset (together with bitcoin ETPs and ETFs, each an “Underlying Fund” and collectively, the “Underlying Funds”); and

(iii)	Options Overlay: generating income through an options portfolio (the “Options Strategies”), which involves using options contracts on the individual holdings of the equity portfolio as well as the Underlying Funds (collectively, the “Underlying Securities”).

The Fund will also hold cash or U.S. Treasuries as collateral to support the Fund’s options contracts.

I.	Equity Portfolio

The Fund’s investment sub-adviser, Nicholas Wealth, LLC (“Nicholas Wealth” or the “Sub-Adviser), selects the Crypto Industry Companies in which the Fund invests. Crypto Industry Companies are companies engaged in crypto asset mining, blockchain technology development, crypto asset trading platforms, financial services related to the crypto asset industry, payment processing, digital wallet services, decentralized finance (DeFi) platforms, non-fungible token (NFT) related platforms and services, as well as technology providers within the crypto industry and companies that invest directly in crypto assets.

In selecting specific Crypto Industry Companies for investment, the Sub-Adviser evaluates a potential investment’s price level (i.e., its price relative to the Sub-Adviser’s evaluation of its value) and implied volatility (i.e., a measure of how much the market believes the price of a stock or other underlying asset will move in the future when selecting companies for investment). The Sub-Adviser also evaluates publicly available data, such as quarterly earnings reports, company presentations and/or official earnings conference call transcripts, as well as news. The Sub-Adviser will monitor for these factors when determining whether to select new investments or remove existing investments from the portfolio. The Fund’s equity portfolio will typically hold between ten and twenty different Crypto Industry Companies. Individual weightings will be based upon the Sub-Adviser’s assessment of various factors, including, changes in a company’s business model or operations; a company’s increase or decrease in crypto related revenue; financial fundamentals, such as price to earnings and potential revenue growth, relative to other companies; and/or unusual trading volumes and market pricing.

Crypto Industry Companies may include companies from foreign countries, including emerging markets, and may include companies of all market capitalizations. Crypto Industry Companies may include depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund may also invest in Crypto Industry ETFs (defined below) as part of its equity portfolio. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in securities issued by companies, and/or instruments that provide exposure to companies, within the group of industries that comprise the information technology sector.

II.	Crypto Portfolio

The Fund provides exposure to the share price (i.e., the price returns) of one or more Underlying Funds. The Fund may invest directly in the Underlying Funds and it may also utilize options strategies, including synthetic covered calls and credit call spreads, that are designed to provide indirect exposure to the share price returns of one or more Underlying Funds.

An Underlying Fund may include both:

●	an Underlying Fund that invests directly in bitcoin or ether as its primary underlying asset, and
●	an Underlying Fund that invests indirectly in bitcoin or ether via derivatives contracts based on bitcoin’s or ether’s prices.

Synthetic Covered Call Strategy

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that correspond to an Underlying Fund and whose values are based on the share price of such Underlying Fund. A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments. To achieve a synthetic long exposure to an Underlying Fund, the Fund will buy call options on each Underlying Fund and, simultaneously, sell put options on each Underlying Fund to try to replicate the price movements of the Underlying Fund. The expected target maturity for the options used for this strategy is generally between 1 and 30 days.

The Fund’s options contracts on the Underlying Funds through the synthetic covered call strategy provide:

●	indirect exposure to the share price returns of the Underlying Fund,
●	current income from the option premiums, and
●	a limit on the Fund’s participation in gains, if any, of the share price return of the Underlying Fund

In addition, the synthetic covered call strategy is designed to produce higher income levels when the Underlying Fund experiences, or Underlying Funds experience, and subsequently reflect, as applicable, more volatility. This is because higher volatility increases the premium an option buyer is willing to pay, and a seller receives for the increased risk.

Credit Call Spreads

In addition, The Fund may write (sell) credit call spreads to seek greater participation in the potential appreciation of an Underlying Fund’s share price, while still generating net premium income. The Adviser will primarily employ this options strategy when it believes that the share price of an Underlying Fund is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options (i.e., options contracts where the strike price is far from the current market price of the underlying asset such that the option has no value to exercise) relative to near-the-money options (i.e., options contracts where the strike price is close to the current market price of the underlying asset)), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the synthetic covered call strategy discussed above.

When employing the credit call spread strategy, the Fund’s sale of call option contracts, paired with the purchase of higher strike call option contracts, aims to generate income while still allowing for potential indirect participation in increases in the share price of an Underlying Fund above the strike of the higher price call option which was bought. However, this strategy may nonetheless still limit the degree to which the Fund fully participates in such increases as the Fund will not participate (directly or indirectly) in any appreciation between the strikes of the sold call option and bought call option.

The Fund does not invest directly in bitcoin, ether or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of bitcoin or ether. Investors seeking direct exposure to the price of bitcoin or ether should consider an investment other than the Fund. Although bitcoin and ether may each be referred to as a “cryptocurrency,” neither is yet widely accepted as a means of payment.

III.	Options Overlay

The Fund seeks to generate income from engaging in the Options Strategies primarily using options contracts on some or all of its Underlying Securities. In particular, the Fund will receive income in the form of a premium when it writes (sells) an option. By selling options, the Fund will earn premiums from buyers who pay for the right to buy or sell the underlying asset at a predetermined price.

The Adviser can implement the Options Strategies in various market conditions. Depending on the Adviser’s outlook, the Adviser will select one Options Strategy or a combination of Options Strategies that it believes will best provide the Fund with current income while generally also attempting to capture some upside appreciation (potential for increase in asset value). Additionally, the Adviser considers the performance of the Underlying Securities. In some instances, the aim is to generate additional gains if the Underlying Security increases in value, while, in other cases, the aim is to limit losses if the Underlying Security decreases in value.

Further, depending on the Adviser’s assessment of one or more of the Underlying Securities’ options contracts (e.g., they are insufficiently liquid or too costly), the Fund may employ Options Strategies using options on a “Crypto Industry ETF” (i.e., a passively-managed, U.S.-listed ETF that seeks to track the performance of a Crypto Industry Index (described below)). The Fund’s use of Options Strategies with Underlying Securities or ETFs will generally be covered; however, from time the Fund may utilize Options Strategies with respect to an index of Crypto Industry Companies or an index of ETFs that invest in Crypto Industry Companies. When Options Strategies are utilized with respect to an index, they are typically structured as spread options which have defined risk despite the Fund not necessarily holding the underlying index constituents.

The Fund may be subject to different outcomes depending on the Options Strategies used. For example:

●	When writing a covered call (selling a call option on security the Fund already owns), the Fund might limit its potential for capital appreciation in exchange for premium income, which also provides some downside protection should the Underlying Security decline in value.
●	When selling a credit spread (writing a call option at one strike price and buying another call option at a higher strike price or writing a put option at one strike price and buying another put option at a lower strike price), the Fund might limit the potential loss compared to selling an option outright, by capping it at the difference between the strike prices minus the net premium received. In a best case scenario, the options expire worthless and the Fund retains the premium on the written option.

●	When selling a diagonal call spread (selling a call option with a nearer expiration date and buying a call option with a later expiration date at a different strike price), the Fund might benefit from the time decay (i.e., the reduction in an option’s value as the time to its expiration date approaches) of the nearer-term option. An option’s decay accelerates as its expiration date gets closer because there is less time for an investor to earn a profit from that option; however, there is no guarantee that the written option will expire worthless.
●	Using an Options Strategy such as cash-secured put selling (selling put options while holding enough cash to purchase the underlying security if assigned), the Fund can potentially buy securities at lower prices should the Underlying Security decline in value due to the premium received, or retain the premium if the Underlying Security remains the same or increases in value.
●	When selling calendar call spreads (selling a short-term option and buying a longer-term option at the same strike price), the Fund might benefit from the faster time decay of the short-term option. However, if the written option is exercised, the loss is offset by the premium received as well as the increase in value of the longer-term option.
●	When selling collars (selling a call option and buying a put option to protect against significant price movements), the Fund might be able to generate income from the premium received while limiting potential losses. In a best case scenario, the security’s share price falls below the put strike price, and the Fund gains the difference between the security’s share price and strike price. Otherwise, the Fund will experience losses that will be partially offset by the premium received on the written option.

These Options Strategies impact the risk-return profile of the Fund, potentially affecting volatility, income generation, upside capture (gain potential), and capital preservation (protecting value).

Additionally, the premiums the Fund receives from selling options are directly influenced by market volatility; higher volatility (larger price swings) typically results in higher premiums. Therefore, the Adviser analyzes market conditions to determine the timing and type of Options Strategies to employ to achieve the primary objective of current income. By strategically entering and exiting options positions, the Adviser seeks to enhance the Fund’s income potential.

Cayman Subsidiary

The Fund intends to gain exposure to Underlying Funds and options on Underlying Funds either directly or indirectly through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser and sub-advised by the Sub-Adviser. The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter. The Subsidiary will generally invest in investments that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in such investments; however, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”), requirements that are applicable to the Fund’s investments. In addition, the Subsidiary will be subject to the same fundamental investment restrictions as the Fund and will comply with them on an aggregate basis with the Fund, and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements, which are a form of borrowing where the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a later date for a higher price. This arrangement allows the Fund to use the proceeds from the initial sale for other investment purposes. However, since the Fund repurchases the securities at a higher price, it incurs a loss on these transactions.

To qualify for treatment as a regulated investment company (RIC) under the Internal Revenue Code, the Fund may use reverse repurchase agreements to ensure that its investment in the Subsidiary does not exceed 25% of the Fund’s total assets at the end of each fiscal quarter (the “Asset Diversification Test”). During other times of the year, the Fund’s investments in the Subsidiary may exceed 25% of its total assets.

Collateral

As part of the Fund’s strategy, the Fund holds collateral investments. The Fund expects to invest in U.S. Treasury bills, money market funds, cash and cash equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), that provide liquidity, serve as margin or collateralize the Fund’s or the Subsidiary’s investments in options contracts.

Other Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in (i) the equity securities of Crypto Industry Companies, (ii) options contracts on Crypto Industry Companies and on Crypto Industry ETFs, (iii) Underlying Funds, and (iv) options contracts on Underlying Funds.

For purposes of the foregoing, the Fund defines a “Crypto Industry Company” as a company that derives 50% or more of its revenue in one or more of the following proprietary sectors: (i) crypto asset mining, (ii) blockchain technology development (e.g., companies providing infrastructure and tools for blockchain networks), (iii) crypto asset trading platforms, (iv) digital wallet providers, (v) decentralized finance (DeFi) platforms, (vi) companies involved in the development of smart contract technology, (vii) manufacturers and distributors of hardware related to crypto asset (e.g., mining rigs, hardware wallets, and other related equipment), (viii) companies providing blockchain-as-a-service (BaaS), (ix) interactive platforms and services related to NFTs (non-fungible tokens), (x) crypto asset cross-border payments, (xi) crypto asset tokenization, and (xii) crypto asset decentralized lending. A “Crypto Industry Company” also includes a company that holds at least $50 million of crypto assets on its balance sheet. The Fund defines a “Crypto Industry ETF” as a passively managed U.S.-listed ETF that seeks to track the performance of a Crypto Industry Index. Lastly, the Fund defines an “Crypto Industry Index” as a benchmark that tracks the performance of a selection of Crypto Industry Companies.

It is anticipated that the Fund’s assets will be allocated to each strategy approximately as follows:

●	Equity Portfolio – between 25% and 50%
●	Crypto Portfolio – between 25% and 50%
●	Options Overlay – between 25% and 50%

The Fund’s strategy is expected to have a high annual portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in (i) the equity securities of Crypto Industry Companies, (ii) options contracts on Crypto Industry Companies and on Crypto Industry ETFs, (iii) Underlying Funds, and (iv) options contracts on Underlying Funds.